Pension and other postretirement benefits (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Pension and other postretirement benefits
Employer contribution as a percentage of standard salary base	20.00%	20.00%
Employer contributions charged to expense	$ 3,878	24,163	22,665	15,644